Short-term and Long-term Debt - Additional Information (Detail) - CNY (¥) ¥ in Millions	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unutilized committed credit facilities amount		¥ 244,326	¥ 245,847
Repayment of short term debt	¥ 8,999
Short-term debt [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		2.80%	2.90%
Short-term debt [member] | China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		3.10%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		3.30%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		4.40%	4.40%
Super short-term commercial papers - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		1.60%	1.90%
Super short-term commercial papers - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		2.50%	2.20%